SIT INTERNATIONAL FIXED INCOME FUND
SIT INTERNATIONAL FIXED INCOME FUND

SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund

Supplement dated October 3, 2014
to the Class A Shares Prospectus (the "Prospectus")
dated January 31, 2014, as previously supplemented on July 7, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Market Debt Fund.

Changes to the Fees and Expenses of the International Fixed Income Fund

In the Fund Summary for the International Fixed Income Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SIT INTERNATIONAL FIXED INCOME FUND SIT INTERNATIONAL FIXED INCOME FUND - CLASS A
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $25 million within any thirty (30) day period)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIT INTERNATIONAL FIXED INCOME FUND SIT INTERNATIONAL FIXED INCOME FUND - CLASS A
Management Fees	[1]	0.30%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	0.75%
Total Annual Fund Operating Expenses	[1]	1.05%
[1]	Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SIT INTERNATIONAL FIXED INCOME FUND SIT INTERNATIONAL FIXED INCOME FUND - CLASS A	107	334	579	1,283

There are no other changes to the Fees and Expenses of the International Fixed Income Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE